Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Type of Hedge (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, assets	$ 0
Carrying amounts, liabilities	0
Accumulated amount of fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated amount of fair value hedge adjustment on hedged item included in carrying amount, liabilities	0
Changes in value of the hedged item	0
Change in fair value of hedging instrument	0
Net ineffectiveness on fair value hedges	0
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, assets	37
Carrying amounts, liabilities	0
Accumulated amount of fair value hedge adjustment on hedged item included in carrying amount, assets	0
Accumulated amount of fair value hedge adjustment on hedged item included in carrying amount, liabilities	0
Changes in value of the hedged item	(2)
Change in fair value of hedging instrument	3
Net ineffectiveness on fair value hedges	$ 1